UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

Cypress Creek Private Strategies Registered Fund, L.P.

(Exact name of registrant as specified in charter)

712 W. 34th STREET, SUITE 201, AUSTIN, TX 78705

(Address of principal executive offices) (Zip code)

With a copy to:
William P. Prather III	George J. Zornada
Cypress Creek Private Strategies Registered Fund, L.P.	K & L Gates LLP
712 W. 34th Street, Suite 201	State Street Financial Center
Austin, TX 78705	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: (512) 660-5146

Date of fiscal year end: 12/31/21

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

(a)

Cypress Creek
PARTNERS

Semi-Annual Report

June 30, 2021
(Unaudited)

TABLE OF CONTENTS

Cypress Creek Private Strategies Registered Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Statement of Operations	2
Statements of Changes in Partners’ Capital	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Supplemental Information	16
Privacy Policy	18

Cypress Creek Private Strategies Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	22
Schedule of Investments	23
Statement of Operations	32
Statements of Changes in Partners’ Capital	33
Statement of Cash Flows	34
Notes to Financial Statements	35
Supplemental Information	55
Privacy Policy	57

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2021
(Unaudited)

Assets
Investment in the Master Fund, at fair value	$99,739,332
Total assets	99,739,332
Liabilities and Partners’ Capital
Servicing Fees payable	165,505
Accounts payable and accrued expenses	153,886
Total liabilities	319,391
Partners’ capital	99,419,941
Total liabilities and partners’ capital	$99,739,332

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2021
(Unaudited)

Net investment loss allocated from the Master Fund:
Dividend income (net of foreign tax withholding of $19,014)	$95,327
Interest income	175,417
Expenses	(807,052)
Net investment loss allocated from the Master Fund	(536,308)
Expenses of the Registered Fund:
Servicing Fees	491,568
Professional fees	50,657
Other expenses	16,047
Total expenses of the Registered Fund	558,272
Net investment loss of the Registered Fund	(1,094,580)
Net realized and unrealized gain (loss) from investments allocated from the Master Fund:
Net realized gain (loss) from investments	6,350,350
Change in unrealized appreciation/depreciation from investments	464,560
Net realized and unrealized gain (loss) from investments allocated from the Master Fund	6,814,910
Net increase in partners’ capital resulting from operations	$5,720,330

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2020 and
Six Months Ended June 30, 2021 (Unaudited)

Partners’ capital at December 31, 2019	$95,949,450
Withdrawals	(8,946,843)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,017,610)
Net realized gain from investments	3,491,622
Change in unrealized appreciation/depreciation from investments	7,443,047
Net increase in partners’ capital resulting from operations	8,917,059
Partners’ capital at December 31, 2020	$95,919,666
Withdrawals	(2,220,055)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,094,580)
Net realized gain from investments	6,350,350
Change in unrealized appreciation/depreciation from investments	464,560
Net increase in partners’ capital resulting from operations	5,720,330
Partners’ capital at June 30, 2021	$99,419,941

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2021
(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$5,720,330
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Master Fund	(6,814,910)
Net investment loss allocated from the Master Fund	536,308
Withdrawals from the Master Fund	2,748,715
Change in operating assets and liabilities:
Receivable from the Master Fund	2,177,350
Servicing Fees payable	707
Accounts payable and accrued expenses	29,850
Net cash provided by operating activities	4,398,350
Cash flows from financing activities:
Withdrawals	(4,398,350)
Net cash used in financing activities	(4,398,350)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2021
(Unaudited)

(1)	ORGANIZATION

The Cypress Creek Private Strategies Registered Fund, L.P. (the “Registered Fund”), formerly known as Salient Private Access Registered Fund, L.P., a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 10, 2004, as a non-diversified, closed-end management investment company. The Registered Fund was created to serve as a feeder fund for the Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on June 30, 2021, was 43.60%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Registered Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Registered Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Registered Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Registered Fund, the Adviser (as hereinafter defined), or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. d/b/a Cypress Creek Partners (the “Adviser”), to manage the Registered Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Registered Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Registered Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Registered Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Registered Fund’s organizational documents, the Registered Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Registered Fund. In the normal course of business, the Registered Fund enters into contracts with service providers, which also provide for indemnifications by the Registered Fund. The Registered Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Registered Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Registered Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Registered Fund and the results of its operations. The Registered Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)	CASH EQUIVALENTS

The Registered Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Registered Fund records investment transactions on a trade-date basis.

Investments that are held by the Registered Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the Registered Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Registered Fund’s investments is calculated by UMB Fund Services, Inc., the Registered Fund’s independent administrator (the “Administrator”).

The Board is responsible for overseeing the Registered Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has delegated day-to-day management of the valuation process to the Adviser, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Adviser Valuation Committee’s function, subject to the oversight of the Board , is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Registered Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Registered Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Registered Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Registered Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Registered Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The Registered Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Registered Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the Registered Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Registered Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Registered Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Registered Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2021, the Registered Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Registered Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value discussed further in the Master Fund’s notes to financial statements, included in this report.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Registered Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Registered Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Registered Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Registered Fund’s limited partnership agreement. The Registered Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Registered Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Registered Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Registered Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser, which also serves as the investment adviser of the Master Fund, recommends to the Board that the Registered Fund offer to repurchase such Interests during the period, pursuant to written tenders by partners.

During the six months ended June 30, 2021, the Registered Fund completed one tender offer to repurchase Interests in the Registered Fund. The Board approved the tender offer to repurchase 2.5% of outstanding Interests in the Registered Fund as recommended by the Adviser.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Registered Fund’s assets are invested in the Master Fund, the ability of the Registered Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. The Master Fund’s repurchase policy is substantially similar to the Registered Fund’s repurchase policy as any tender offer by the Master Fund is subject to the sole discretion of the Board. In addition, the Registered Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Registered Fund.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2021, all of the investments made by the Registered Fund were in the Master Fund.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Registered Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Registered Fund’s risk of loss in these Investment Funds is limited to the Registered Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the Registered Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Registered Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Registered Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Registered Fund, the Master Fund pays the Adviser a management fee (the “Management Fee”). Effective March 1, 2021, the Management Fee is equal to the fee schedule below on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears:

Partners’ Capital:	Management Fee (per annum):
First $150 million	1.00%
Next $250 million (up to $400 million)	0.90%
Next $300 million (up to $700 million)	0.80%
Next $300 million (up to $1,000 million)	0.70%
Next $250 million (up to $1,500 million)	0.60%
Amounts in excess of $1,500 million	0.50%

Prior to March 1, 2021, the Master Fund paid the Adviser a management fee equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

So long as the Registered Fund invests all of its investable assets in the Master Fund, the Registered Fund will not pay the Adviser directly any Management Fee; however, should the Registered Fund not have all of its investments in the Master Fund, it may be charged the Management Fee directly. The Registered Fund’s partners bear an indirect portion of the Management Fee paid by the Master Fund. The Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the Registered Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Registered Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2021, $491,568 was incurred for Servicing Fees.

(c)	PLACEMENT AGENTS

The Registered Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Registered Fund. Effective March 1, 2021, Foreside Financial Services, LLC, a broker-dealer, will be engaged by the Registered Fund to serve as a Placement Agent. Prior to March 1, 2021, Salient Capital, L.P. served as Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net investment loss to average partners’ capital(1)	(2.28)%	(2.25)%	(1.88)%	(2.04)%	(2.68)%	(1.95)%
Expenses to average partners’ capital(1)	2.84%	2.88%	3.22%	3.55%	3.56%	3.09%
Portfolio turnover(2)	9.59%	7.58%	9.16%	17.39%	11.07%	16.94%
Total return(3)	6.10%	10.32%	2.21%	(0.63)%	4.52%	(2.07)%
Partners’ capital, end of period (000s)	$99,420	$95,920	$95,949	$103,902	$115,748	$122,449

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for periods less than twelve months.

(2)	The Registered Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
(3)	The total return of the Registered Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(10)	INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s investments, and therefore the NAV of the Master Fund’s Interests, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which an Investment Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., Investment Funds also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(b)	NON-U.S. INVESTMENT RISK

Investment Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Investment Funds’ investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Investment Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. An Investment Fund’s investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce the Investment Fund’s returns.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Investment in sovereign debt obligations of non-U.S. governments involves additional risks not present in debt obligations of corporate issuers and the U.S. government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due in accordance with the terms of such debt, and an Investment Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s willingness or ability to repay principal and to pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which the sovereign debtor may be subject. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

(c)	INVESTMENT IN EMERGING MARKETS RISK

The Master Fund may hold investments in Investment Funds that focus on “emerging markets” (defined below), and the Adviser anticipates that this will continue. Investment Funds may invest in securities of companies based in emerging markets or issued by the governments of such countries. Securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading. Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization or expropriation, may be heightened. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by Investment Funds. Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets and placing securities with a custodian or broker-dealer in an emerging country also may present considerable risks. The small size of securities markets in such countries and the low volume of trading may result in a lack of liquidity and in substantially greater price volatility. Many emerging market countries have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations and fluctuations in the rate of exchange between currencies and costs associated with currency conversion have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. In addition, accounting and financial reporting standards that prevail in certain of such countries are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in such countries.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(d)	FIXED INCOME RISK

Certain types of fixed income securities and other credit instruments may be subject to heightened liquidity risk arising from the credit crisis beginning in 2007. Such investments include collateralized debt obligations, high-yield bonds, debt issued in leveraged buyout transactions, mortgage and asset-backed securities, and short-term asset-backed commercial paper, which became very illiquid in the latter half of 2007, and that, in many cases, have remained illiquid or relatively illiquid. General market uncertainty and consequent re-pricing of risk led to market imbalances between sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions and the above factors may increase the level of difficulty encountered in valuing such securities and other credit instruments which could result in sudden and significant valuation increases or declines in the NAV of the Master Fund.

(e)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RISK

Investment Funds may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an Investment Fund’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investment Funds to hedge against currency fluctuations, but the Investment Funds are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(f)	CONVERGENCE RISK

The Master Fund will hold Investment Funds whose Investment Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Investment Managers’ trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Investment Managers, the Master Fund may incur significant losses.

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the Investment Funds or that the Investment Funds will not incur substantial losses.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(h)	ISSUER RISK

The issuers of securities acquired by Investment Funds sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investment Funds may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment Fund as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

(i)	RECENT MARKET AND ECONOMIC DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

(11)	PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in a substantial economic downturn, which may continue for an extended period of time. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. For example, a global pandemic or other widespread health crisis could cause substantial market volatility and exchange trading suspensions and closures. The coronavirus outbreak and public and private sector responses thereto have led to large portions of the populations of many countries working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, and lack of availability of certain goods. The impact of such responses could adversely affect the information technology and operational systems upon which the Fund and the Fund’s service providers rely, and could otherwise disrupt the ability of the employees of the Fund’s service providers to perform critical tasks relating to the Fund. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests and may lead

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

to losses on your investment in the Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(12)	SUBSEQUENT EVENTS

The Adviser recommended to the Board that a special tender offer to repurchase Interests in an amount of up to $37,500,000 be made for the period ending September 30, 2021, to those partners who elect to tender their Interests pursuant to the terms of the offer prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Registered Fund were notified of a tender offer with a September 13, 2021, expiration date (“Expiration Date”). The final amount that is accepted by the Registered Fund will appear in the next report to partners.

Management of the Registered Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2021.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2021
(Unaudited)

Directors and Officers

The Registered Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Registered Fund who are responsible for the Registered Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Cypress Creek Private Strategies Master Fund, L.P., the Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies Institutional Fund, L.P, and the Cypress Creek Private Strategies TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2021.

Asset Class(1)	Fair Value	%
Energy	$21,964,821	10.70
Event-Driven	4,121,608	2.01
Food Technology	22,128	0.01
Global Macro and Trading	5,694,534	2.78
Other	3,907,296	1.90
Private Equity	132,606,424	64.64
Professional Services	937,923	0.46
Real Estate	14,477,698	7.06
Relative Value	21,408,384	10.44
Total Investments	$205,140,816	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The Registered Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Registered Fund’s Form N-PORT’s are available on the SEC’s website at http://www.sec.gov.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2021
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Registered Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Registered Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Registered Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Privacy Policy
(Unaudited)

FACTS	WHAT DOES ENDOWMENT ADVISERS, L.P. (“EA”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social security number

■ Income

■ Assets

■ Account balances

■ Wire transfer instructions

■ Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EA chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does EA Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call EA at (512) 660-5146

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?

This notice pertains to EA, the registered and private funds it manages (as follows), and such funds’ general partner, Endowment Fund GP, L.P.

■ The Endowment PMF Master Fund, L.P.

■ The PMF Fund, L.P.

■ PMF TEI Fund, L.P.

■ PMF International Fund, Ltd.

■ PMF Offshore TEI Fund, Ltd.

■ Cypress Creek Private Strategies Master Fund, L.P.

■ Cypress Creek Private Strategies Registered Fund, L.P.

■ Cypress Creek Private Strategies TEI Fund, L.P.

■ Cypress Creek Private Strategies Institutional Fund, L.P.

■ Cypress Creek Private Strategies Domestic Fund, L.P.

■ Cypress Creek Private Strategies Domestic QP Fund, L.P.

■ Cypress Creek Private Strategies International Fund, Ltd.

■ Cypress Creek Private Strategies Offshore TEI Fund, Ltd.

What we do
How does EA protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does EA collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Enter into an investment advisory contract

■ Seek financial advice

■ Make deposits or withdrawals from your account

■ Provide account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes—information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

CYPRESS CREEK PRIVATE STRATEGIES REGISTERED FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ EA does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ EA does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ EA does not jointly market.
Other important information
n/a

Cypress Creek Private Strategies Master Fund, L.P.

Semi-Annual Report

June 30, 2021
(unaudited)

Cypress Creek
PARTNERS

 CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2021
(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $171,218,493)	$191,691,291
Investments in affiliated investments for which ownership exceeds 5% of the investment’s capital, at fair value (cost $18,347,488)	7,550,229
Investments in affiliated investments for which ownership exceeds 25% of the investment’s capital, at fair value (cost $1,023,648)	1,031,949
Investments in securities and CLO Equity, at fair value (cost $5,156,710)	4,867,347
Total investments (cost $195,746,339)	205,140,816
Cash and cash equivalents	8,300,436
Advanced contributions to Investment Funds	15,000,000
Receivable from investments sold	1,167,751
Prepaids and other assets	73,024
Total assets	229,682,027
Liabilities and Partners’ Capital
Investment Management Fees payable	367,696
Administration fees payable	62,202
Payable to Directors	32,667
Accounts payable and accrued expenses	471,349
Total liabilities	933,914
Commitments and contingencies (see Note 3)
Partners’ capital	228,748,113
Total liabilities and partners’ capital	$229,682,027

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
June 30, 2021
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Canada
Private Equity (0.43% of Partners’ Capital)
Alloy Merchant Partners, L.P. (1)(2)	August, 2018		$1,242,958	$974,761
Total Canada			1,242,958	974,761
Cayman Islands
Energy (0.75% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		2,639,939	857,027
Sentient Global Resources Fund IV, L.P.	June, 2011		2,145,298	855,068
Global Macro and Trading (2.49% of Partners’ Capital)
GAM Systematic Core Macro (Cayman) Fund LP	February, 2015		3,500,000	5,694,534
Private Equity (17.69% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		—	40,333
CX Partners Fund Ltd. (1)	April, 2009		2,648,306	1,038,147
Gavea Investment Fund II A, L.P.	May, 2007		—	6,084
Gavea Investment Fund III A, L.P.	September, 2008		—	40,225
India Asset Recovery Fund L.P.	October, 2006		—	568
J.C. Flowers III L.P.	October, 2009		1,329,983	405,872
LC Fund IV, L.P.	May, 2008		1,492,768	190,929.00
New Horizon Capital III, L.P. (1)	March, 2009		726,057	1,144,391
Northstar Equity Partners III (1)	June, 2011		1,133,192	912,958
Orchid Asia IV, L.P.	November, 2007		962,759	8,467,237
Reservoir Capital Partners (Cayman), L.P.	June, 2009		335,033	544,005
Tiger Global Private Investment Partners IV, L.P.	March, 2007		194,568	19,174
Tiger Global Private Investment Partners V, L.P.	January, 2008		1,219,100	906,467
Tiger Global Private Investment Partners VI, L.P.	November, 2010		676,425	1,394,880
Trustbridge Partners II, L.P. (1)	December, 2007		1,095,709	1,303,922
Trustbridge Partners III, L.P.	April, 2009		3,224,468	3,351,347
Trustbridge Partners IV, L.P. (1)	September, 2011		1,962,936	8,071,537

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2021
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Cayman Islands (continued)
Trustbridge Partners V, L.P. (1)	November, 2015		$4,921,130	$12,621,129
Real Estate (0.35% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		820,961	86,684
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		864,748	707,157
Total Cayman Islands			31,893,380	48,659,675
Guernsey
Private Equity (0.00% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		280,414	1,758
Total Guernsey			280,414	1,758
Republic of Mauritius
Real Estate (0.20% of Partners’ Capital)
ORBIS Real Estate Fund I (2)	November, 2006		2,017,452	451,504
Total Republic of Mauritius			2,017,452	451,504
United Kingdom
Private Equity (0.27% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		1,306,831	165,630
Sovereign Capital Limited Partnership III	March, 2010		—	460,838
Real Estate (0.03% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		362,149	11,651
Patron Capital, L.P. II	February, 2005		127,337	4,409
Patron Capital, L.P. III	July, 2007		618,148	57,940
Relative Value (1.56% of Partners’ Capital)
The 1609 Fund Ltd.	January, 2018	4,280	4,607,741	3,572,389
Total United Kingdom			7,022,206	4,272,857
United States
Energy (8.85% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P. (1)	December, 2011		758,781	517,004
EIV Capital Fund II, LP	December, 2014		3,220,785	3,384,239

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2021
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
EMG AE Permian Co-Investment, LP	July, 2014		$3,148,191	$—
EMG Iron Ore Holdco, LP	April, 2019		476,106	764,228
EnCap Energy Capital Fund VII-B LP (1)	October, 2007		1,517,578	79,194
EnCap Energy Infrastructure TE Feeder, L.P.(1)	October, 2009		1,158,495	198,490
Energy & Minerals Group Fund II, L.P.	November, 2011		2,254,300	2,435,660
Haddington Energy Partners III, L.P.	April, 2017		604,735	873,771
Intervale Capital Fund, L.P. (1)	May, 2008		1,142,725	1,095,210
Merit Energy Partners G, L.P.	September, 2009		3,165,628	1,206,975
Midstream & Resources Follow-On Fund, L.P.	March, 2010		518,415	877,514
NGP Energy Technology Partners II, L.P. (1)	July, 2009		776,735	368,637
NGP IX Offshore Fund, L.P.	March, 2008		702,284	205,484
NGP Midstream & Resources, L.P. (1)	October, 2007		976,239	168,083
Quantum Parallel Partners V, LP	October, 2008		4,410,755	3,829,829
TPF II-A, L.P.	October, 2008		1,384,952	140,598
Vortus Investments, LP	January, 2016		3,897,896	2,144,839
Vortus Investments II, LP	August, 2017		1,595,041	1,954,524
Vortus NPR Co-investment	December, 2015		461,065	8,447
Event-Driven (1.80% of Partners’ Capital)
BDCM Partners I, L.P.	January, 2011		1,364,736	827,664
Credit Distressed Blue Line Fund, L.P. (2)	April, 2010		3,847,700	629,963
Harbinger Capital Partners Fund I, L.P.	November, 2006		7,170,405	—
Harbinger Capital Partners Special Situations Fund, L.P.	December, 2006		932,188	12,612
Harbinger Class L Holdings (U.S.), LLC	July, 2010		6,653	11,765
Harbinger Class LS Holdings I (U.S.) Trust	May, 2013	592	401,956	—

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2021
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Harbinger Class PE Holdings (U.S.) Trust	July, 2010	1	$242,329	$94,895
Muirfield GSE Partners, LP	July, 2019		5,000,000	2,544,709
Private Equity (39.31% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		201,047	103,734
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		1,409,392	1,115,689
Armadillo Litigation Finance II	February, 2016		—	20,697
Artis Ventures II, L.P.	November, 2014		1,185,720	2,489,951
Aviator Capital Mid-Life Us Feeder Fund, LP	December, 2016		2,136,711	3,290,396
Aviator Capital Fund IV US Feeder, L.P.	March, 2019		2,252,932	2,505,336
BDCM Opportunity Fund II, L.P. (1)	March, 2006		513,817	135,588
Catterton Growth Partners, L.P.	March, 2008		1,929,339	492,810
Chicago Pacific Founders Fund II, LP	January, 2020		2,076,638	3,437,796
Chrysalis Ventures III, L.P.	December, 2006		218,059	111,262
Clovis Point II, LP	February, 2020		1,998,109	1,709,600
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	March, 2017		3,193,998	3,233,737
Column Group II, LP	October, 2014		3,739,413	7,268,759
Column Group III, LP	May, 2016		2,891,926	4,562,355
Crestline Opportunities Fund III, LLC (1)	August, 2016		3,093,076	4,105,594
Crosslink Crossover Fund V, L.P.	May, 2007		316,468	98,244
Crosslink Crossover Fund VI, L.P.	March, 2007		—	2,197,438
Dace Ventures I, LP	June, 2007		359,992	141,425
Fairhaven Capital Partners, L.P.	March, 2008		1,590,385	600,825
Founders Fund III, LP	May, 2010		—	5,574,886
Founders Fund IV, LP	January, 2012		—	8,260,917
Freedom Participation Partners I, LLC	July, 2016		1,284,792	85,101
Garrison Opportunity Fund LLC	February, 2010		—	64,012
Garrison Opportunity Fund II A LLC	March, 2011		—	498,879

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2021
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
HealthCor Partners Fund, L.P.	August, 2007		$265,838	$725,228
ILS Property & Casualty Master Fund Ltd. (1)	November, 2014		2,037,641	631,787
Kayne Anderson Real Estate Debt, L.P. (1)	June, 2016		1,053,455	948,210
Kayne Anderson Real Estate Debt II, L.P. (1)	July, 2017		887,083	862,963
KF Partner Investments Fund III LP (1)(2)	June, 2020		1,323,572	1,322,341
MatlinPatterson Global Opportunities Partners III, L.P. (1)	July, 2007		865,334	8,910
Middle East North Africa Opportunities Fund, L.P.	July, 2008	728	728,344	27,956
Monomoy Capital Partners, L.P.	November, 2006		907,709	288
Monomoy Capital Partners II, L.P. (1)	May, 2011		1,327,753	1,851,753
Monomoy Capital Partners III, L.P. (1)	December, 2017		2,886,804	3,266,200
Parabellum Partners I, LP	August, 2017		1,423,461	2,649,137
Parabellum Partners II, LP	August, 2019		2,243,715	2,349,388
Pine Brook Capital Partners, L.P.	January, 2008		1,822,563	229,796
Pinto America Growth Fund, L.P.	July, 2006		—	205,830
Private Equity Investment Fund V, L.P.	April, 2009		5,677,931	3,524,789
Rosebrook 2018 Co-Invest I, L.P. (3)	January, 2018		1,023,648	1,031,949
Saints Capital VI, L.P.	April, 2008		1,685,951	263,971
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		210,432	124,978
Sanderling Venture Partners VI, L.P.	June, 2005		94,987	97,363
Sterling Capital Partners II, L.P.	August, 2005		190,740	20,047
Sterling Group Partners III, L.P. (1)	April, 2010		1,085,732	202,834
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		28,951	293,958
Strattam Capital Investment Fund, L.P. (1)	December, 2015		4,560,793	6,408,825
Strattam Capital Investment Fund II, L.P.	February, 2018		1,691,757	1,988,977

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2021
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Strattam Co-Invest Fund V, L.P.	December, 2018		$453,214	$837,947
Strattam Co-Invest Fund VI, L.P.	December, 2018		453,214	491,031
Strattam Co-Invest Fund VII, L.P.	September, 2019		413,727	597,172
TAEF Fund, LLC	August, 2008		—	55,060
Tenaya Capital V, LP	November, 2007		65,829	233,666
Tenaya Capital VI, LP	July, 2012		828,830	1,610,624
The Column Group, LP	September, 2007		1,234,878	2,655,506
Trivest Fund IV, L.P.(1)	November, 2007		12,230	—
Tuckerbrook SB Global Distressed Fund I, L.P.	July, 2007		102,897	211,207
Valiant Capital Partners LP	July, 2009		401,959	561,593
VCFA Private Equity Partners IV, L.P.	March, 2005		340,472	47,194
VCFA Venture Partners V, L.P.	January, 2007		773,004	781,390
Voyager Capital Fund III, L.P.	May, 2007		286,772	116,634
WestView Capital Partners II, L.P.	August, 2009		899,977	584,499
Real Estate (5.75% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		198,679	11,189
Florida Real Estate Value Fund, L.P.	October, 2010		—	2,599
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)	July, 2008		2,187,549	1,511,689
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		518	4,916
Monsoon Infrastructure & Realty Co-Invest, L.P.	February, 2008		1,560,996	1,581,952
Northwood Real Estate Co-Investors LP (1)	April, 2008		427,213	533,618
Northwood Real Estate Partners LP (1)	April, 2008		1,148,992	1,351,851
Pennybacker IV, LP (1)	February, 2018		1,963,580	2,345,841
Prescott Strategies Fund I LP	June, 2019		2,441,905	2,484,409
PSF I Jax Metro Holdings, LLC	March, 2019		166,091	313,597
Red Dot Holdings III, LP	February, 2019		3,194,305	2,674,031
SBC US Fund II, LP	June, 2011		856,075	321,404
Square Mile Partners III LP	April, 2008		710,002	21,257

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2021
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Relative Value (6.73% of Partners’ Capital)
King Street Capital, L.P.	November, 2009		$—	$53,398
Magnetar Capital Fund LP	February, 2009		—	49,642
Magnetar SPV LLC	May, 2008		32,888	523
Millennium USA, LP	April, 2012		—	9,962,962
PIPE Equity Partners, LLC (2) (4)	August, 2008		3,252,147	—
PIPE Select Fund, LLC (2) (4)	September, 2008		2,866,761	—
Stark Select Asset Fund, LLC	July, 2010		—	12,258
STS Partners Fund, LP	November, 2016		2,108,191	5,299,657
Total United States			144,935,576	142,837,159
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			187,391,986	197,197,714	86.21%
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.03% of Partners’ Capital)
CRC Credit Fund Ltd.	July, 2010	795	79,343	70,055
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			79,343	70,055
Total Passive Foreign Investment Companies			79,343	70,055	0.03%
Total Investments in Investment Funds (6)			187,471,329	197,267,769	86.24%

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2021
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in CLO Equity
United States
Relative Value (1.04% of Partners’ Capital)
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 10.77%, due 10/1/2031 (1)(5)(7)	October, 2018		$3,118,300	$2,387,500
Total Investments in CLO Equity			3,118,300	2,387,500	1.04%
Investments in Securities
Limited Liability Companies
United States
Private Equity (0.27% of Partners’ Capital)
Clovis Point II RIVS Investment, LLC (4)(6)	March, 2019		650,000	618,200
Total Limited Liability Companies			650,000	618,200	0.27%
Common Stocks
United States
Food Technology (0.01% of Partners’ Capital)
Tastemade Inc. (4)	April, 2016	2,582	100,000	22,128
Other Banking & Finance Services (0.05% of Partners’ Capital)
Upstart Holdings, Inc.	January, 2012	904	113,452	112,910
Other Healthcare (0.01% of Partners’ Capital)
NeoGenomics, Inc.	December, 2006	418	16,298	18,881
Other (0.34% of Partners’ Capital)
Nurix Therapeutics, Inc.	October, 2014	29,733	920,236	788,816
Other Technology Technology (1.31% of Partners’ Capital)
Airbnb, Inc.	May, 2010	19,503	2,753,824	2,986,689

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2021
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Common Stocks (continued)
United States (continued)
Professional Services (0.41% of Partners’ Capital)
Milton ZXP LLC - Class A Units (2)(4)(6)	February, 2018	6,029	$602,900	$937,923
Total Common Stocks			4,506,710	4,867,347	2.13%
Total Investments in Securities			5,156,710	5,485,547	2.40%
Total Investments			$195,746,339	$205,140,816	89.68%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2021 were $32,757,106. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment’s capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment’s capital.
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2021. The total of all such investments represents 0.69% of partners’ capital.
(5)

CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2021
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $43,610)	$211,925
Interest income	408,431
Interest income from affiliated investments	686
Total investment income	621,042
Expenses:
Investment Management Fees	1,105,862
Administration fees	85,135
Professional fees	344,941
Consulting fees	16,380
Custodian fees	11,297
Directors’ fees	106,750
Interest expense	113,243
Other expenses	67,364
Total expenses	1,850,972
Net investment loss	(1,229,930)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	14,810,484
Net realized gain (loss) from affiliated investments	(248,620)
Net realized gain (loss)	14,561,864
Change in unrealized appreciation/depreciation from investments and foreign currency translations	1,231,999
Change in unrealized appreciation/depreciation from affiliated investments	(165,230)
Change in unrealized appreciation/depreciation	1,066,769
Net realized and unrealized gain (loss)	15,628,633
Net increase in partners’ capital resulting from operations	$14,398,703

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2020 and
Six Months Ended June 30, 2021 (Unaudited)

Partners’ capital at December 31, 2019	$221,383,174
Withdrawals	(23,554,883)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,172,679)
Net realized gain from investments and foreign currency translations	8,362,117
Net realized loss from swap agreements	(318,908)
Net realized loss from affiliated investments	(22,615)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	16,068,888
Change in unrealized appreciation/depreciation from affiliated investments	991,936
Net increase in partners’ capital resulting from operations	22,908,739
Partners’ capital at December 31, 2020	$220,737,030
Withdrawals	(6,387,620)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,229,930)
Net realized gain from investments and foreign currency translations	14,810,484
Net realized loss from affiliated investments	(248,620)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	1,231,999
Change in unrealized appreciation/depreciation from affiliated investments	(165,230)
Net increase in partners’ capital resulting from operations	14,398,703
Partners’ capital at June 30, 2021	$228,748,113

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2021
(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$14,398,703
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(19,782,859)
Proceeds from disposition of investments	31,588,053
Proceeds from return of capital of investments	6,859,327
Net realized gain from investments and foreign currency translations	(14,810,484)
Net realized loss from affiliated investments	248,620
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(1,231,999)
Change in unrealized appreciation/depreciation from affiliated investments	165,230
Change in operating assets and liabilities:
Advanced contributions to Investment Funds	(15,000,000)
Receivable from investments sold	6,226,787
Prepaids and other assets	(70,147)
Investment Management Fees payable	334,815
Payable to affiliate	(305,353)
Administration fees payable	865
Payable to Directors	32,667
Accounts payable and accrued expenses	(9,906)
Net cash provided by operating activities	8,644,319
Cash flows from financing activities:
Payments to credit facility	(7,750,000)
Withdrawals	(11,372,470)
Net cash used in financing activities	(19,122,470)
Effect of exchange rate changes in cash	16
Net change in cash, cash equivalents and restricted cash	(10,478,135)
Cash, cash equivalents and restricted cash at beginning of period	18,778,571
Cash, cash equivalents and restricted cash at end of period	$8,300,436
Supplemental schedule of cash activity:
Cash paid for interest	$113,243

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2021
(Unaudited)

(1)	ORGANIZATION

The Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”), formerly known as Salient Private Access Master Fund, L.P., a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently six feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P., d/b/a Cypress Creek Partners (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments of sufficient credit quality with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. In general, the valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has delegated day-to-day management of the valuation process to the Adviser, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Adviser Valuation Committee’s function, subject to the oversight of the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2021.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser, as part of its due diligence process, conducts a review of the valuation methodologies employed by the Investment

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

●

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time.

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of posted market on the exchange on which they are listed. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask price provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

Forward foreign currency exchange contracts are valued at prices supplied by an approved Pricing Vendor. The Pricing Vendor will consider spot and forward market prices and various other relevant factors in determining the fair values. Such valuations are provided by a pricing service approved by the Board.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value.

Collateralized loan obligation (“CLO”) equity investments are valued according to prices as supplied by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker that normally deals in such investments on the valuation date.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statements of Changes in Partners’ Capital.

(f)	DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedule of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

●

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

●

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

●

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation/depreciation until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

●	SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the obligation to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements. There were no derivative instruments held by the Master Fund during the period ended June 30, 2021.

(g)	COLLATERALIZED LOAN OBLIGATIONS

The Master Fund’s CLO equity investments involves a number of significant risks. CLO equity investments are typically very highly leveraged (nine to thirteen times) and therefore the equity tranches in which the Master Fund is currently invested are subject to a higher degree of risk of total loss. The Master Fund generally has the right to receive payments only from the CLO, and generally does not have the direct rights against the underlying borrowers or the entity that sponsored the CLO. The Master Fund indirectly bears the risks of the underlying loan investments or collateral held by the CLO. If an underlying asset of a CLO declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both of the Master Fund’s income and NAV may be adversely impacted.

(h)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RIC’s that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2021, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(i)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(j)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

(k)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2021, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(l)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board has authorized the Adviser to oversee the implementation of the Board-approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various members of the Adviser’s team. The Adviser Valuation Committee generally meets on a monthly basis to determine the valuations of the Master Fund’s investments. The valuations are supported by methodologies adopted by the Adviser and documented in the Adviser’s Valuation Policy.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of June 30, 2021 and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the financial statements:

	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$21,964,821	$21,964,821
Event-Driven	—	—	—	4,121,608	4,121,608
Global Macro and Trading	—	—	—	5,694,534	5,694,534
Private Equity	—	—	—	131,988,224	131,988,224
Real Estate	—	—	—	14,477,698	14,477,698
Relative Value	—	—	—	18,950,829	18,950,829
Passive Foreign Investment Companies
Relative Value	—	—	—	70,055	70,055
Investments in CLO Equity
Relative Value	—	2,387,500	—	—	2,387,500
Investment Securities
Limited Liability Companies
Private Equity	—	—	618,200	—	618,200
Common Stocks
Food Technology	—	—	22,128	—	22,128
Other	3,907,296	—	—	—	3,907,296
Professional Services	—	—	937,923	—	937,923
Total	$3,907,296	$2,387,500	$1,578,251	$197,267,769	$205,140,816

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of June 30, 2021, there was not a significant amount of Level 3 investments in the Master Fund.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2021, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$21,965	$4,443	Up to 10 years	N/A	N/A	Up to 15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	4,122	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	5,695	N/A	N/A	Quarterly	30-90	Up to 5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity (d)	Investments in nonpublic companies.	131,988	23,067	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	14,478	5,247	Up to 10 years	N/A	N/A	Up to 10 years
Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	19,021	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$197,269	$32,757

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds and the possible use of a credit facility, so that the Fund may cover any funding call by Investment Funds.

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2021:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Trustbridge Partners V, LP	5.52%	Trustbridge Partners V, L.P. is a private equity fund making growth equity and buyout investments in China.	No	N/A	N/A

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required,

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser recommends to the Board that the Master Fund offer to repurchase Interests during the period, pursuant to written tenders by partners.

During the six months ended June 30, 2021, the Master Fund completed one tender offer to repurchase Interests in the Master Fund. The Board approved the tender offer to repurchase 2.5% of outstanding Interest in the Master Fund as recommended by the Adviser.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

The Master Fund expects to enter a transition period for up to three years, during which time the Master Fund will offer limited liquidity (“Transition”). Specifically, Adviser intends to recommend one annual tender offer per year during the Transition, subject to Board approval, which is intended to meet certain cash related needs, including required minimum distributions. Following the completion of the Transition, the Adviser intends to recommend market levels of liquidity, including (i) the reinstatement of regularly scheduled tender offers, (ii) an estimated annual dividend yield with a dividend reinvestment plan (“DRIP”) option, and (iii) a recurring small account liquidation program to mandatorily redeem small accounts on a periodic basis.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of June 30, 2021 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $19,782,859 and $31,588,053 respectively.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost of investments and securities as of June 30, 2021 was $195,746,339 resulting in accumulated net unrealized appreciation of $9,394,477 consisting of $77,680,748 in gross unrealized appreciation and ($68,286,271) in gross unrealized depreciation.

(b)	AFFILIATED INVESTMENTS

As of June 30, 2021, certain of the Master Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during six months ended June 30, 2021) is shown below:

Affiliated Investment	Shares 12/31/2020	Shares 6/30/21	Fair Value 12/31/2020	Cost of Purchases	Proceeds from Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Fair Value 6/30/2021	Interest Income
Ownership exceeds 5% of the investment’s capital:
Alloy Merchant Partners, L.P.			$988,002	$—	$(113,914)	$—	$100,673	$974,761	$—
Colbeck Strategic Lending Onshore Feeder, LP			3,440,912	830,287	(697,014)	(248,620)	(91,828)	3,233,737	—
Credit Distressed Blue Line Fund, L.P.			1,143,246	—	—	—	(513,283)	629,963	—
KF Partner Investments Fund III LP			946,394	354,242	—	—	21,705	1,322,341	686
Milton ZXP LLC - Class A Units	6,029	6,029	882,465	—	—	—	55,458	937,923	—
ORBIS Real Estate Fund I			437,844	—	—	—	13,660	451,504	—
PIPE Equity Partners, LLC			—	—	—	—	—	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Total			7,838,863	1,184,529	(810,928)	(248,620)	(413,615)	7,550,229	686
Ownership exceeds 25% of the investment’s capital:
Rosebrook 2018 Co-Invest I, L.P.			783,564	—	—	—	248,385	1,031,949	—
Total			783,564	—	—	—	248,385	1,031,949	—
Total Affiliated Investment			$8,622,427	$1,184,529	$(810,928)	$(248,620)	$(165,230)	$8,582,178	$686

*	Sales include return of capital

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended June 30, 2021, was $85,135.

(8)	RELATED PARTY TRANSACTIONS

(a)	MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser a management fee (the “Management Fee”). Effective March 1, 2021, the Management Fee is equal to the fee schedule below on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears:

Partners’ Capital:	Management Fee (per annum):
First $150 million	1.00%
Next $250 million (up to $400 million)	0.90%
Next $300 million (up to $700 million)	0.80%
Next $300 million (up to $1,000 million)	0.70%
Next $250 million (up to $1,500 million)	0.60%
Amounts in excess of $1,500 million	0.50%

Prior to March 1, 2021 the Master Fund paid the Adviser a management fee equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears.

The Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2021, $1,105,862 was incurred for Management Fees.

(b)	PLACEMENT AGENTS

The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2021, the two largest non-affiliated sub-placement agents service approximately 44.59% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(9)	FUND BORROWING

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on August 1, 2018. Effective June 25, 2021, the Credit Agreement was extended for an additional one year term expiring on July 27, 2022. The terms of the Credit Agreement provide a $12,500,000 secured revolving credit facility. Borrowings under the Credit Agreement are secured by all of the Master Fund’s investments, cash and cash equivalents. The Credit Agreement provides for a commitment fee of 0.85% per annum on unused capacity plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (“LIBOR”) plus 1.85% per annum as defined in the Credit Agreement. At June 30, 2021, there was no principal balance outstanding.

(10)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net investment loss to average partners’ capital (1)	(1.11)%	(1.05)%	(0.72)%	(0.96)%	(1.72)%	(0.59)%
Expenses to average partners’ capital (1),(2)	1.67%	1.67%	2.06%	2.47%	2.60%	1.73%
Portfolio turnover	9.59%	7.58%	9.16%	17.39%	11.07%	16.94%
Total return (3)	6.70%	11.62%	3.38%	0.45%	5.49%	(0.73)%
Partners’ capital, end of period (000s)	$228,748	$220,737	$221,383	$240,264	$268,608	$285,009

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

(2)	Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.
(3)	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(11) INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s investments, and therefore the NAV of the Master Fund’s Interests, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which an Investment Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., Investment Funds also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(b)	NON-U.S. INVESTMENT RISK

Investment Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Investment Funds’ investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Investment Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. An Investment Fund’s investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce the Investment Fund’s returns.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Investment in sovereign debt obligations of non-U.S. governments involves additional risks not present in debt obligations of corporate issuers and the U.S. government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due in accordance with the terms of such debt, and an Investment Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s willingness or ability to repay principal and to pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which the sovereign debtor may be subject. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

(c)	INVESTMENT IN EMERGING MARKETS RISK

The Master Fund may hold investments in Investment Funds that focus on “emerging markets” (defined below), and the Adviser anticipates that this will continue. Investment Funds may invest in securities of companies based in emerging markets or issued by the governments of such countries. Securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading. Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization or expropriation, may be heightened. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by Investment Funds. Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets and placing securities with a custodian or broker-dealer in an emerging country also may present considerable risks. The small size of securities markets in such countries and the low volume of trading may result in a lack of liquidity and in substantially greater price volatility. Many emerging market countries have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations and fluctuations in the rate of exchange between currencies and costs associated with currency conversion have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. In addition, accounting and financial reporting standards that prevail in certain of such countries are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in such countries.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(d)	FIXED INCOME RISK

Certain types of fixed income securities and other credit instruments may be subject to heightened liquidity risk arising from the credit crisis beginning in 2007. Such investments include collateralized debt obligations, high-yield bonds, debt issued in leveraged buyout transactions, mortgage and asset-backed securities, and short-term asset-backed commercial paper, which became very illiquid in the latter half of 2007, and that, in many cases, have remained illiquid or relatively illiquid. General market uncertainty and consequent re-pricing of risk led to market imbalances between sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions and the above factors may increase the level of difficulty encountered in valuing such securities and other credit instruments which could result in sudden and significant valuation increases or declines in the NAV of the Master Fund.

(e)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RISK

Investment Funds may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an Investment Fund’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investment Funds to hedge against currency fluctuations, but the Investment Funds are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(f)	CONVERGENCE RISK

The Master Fund will hold Investment Funds whose Investment Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Investment Managers’ trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Investment Managers, the Master Fund may incur significant losses.

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the Investment Funds or that the Investment Funds will not incur substantial losses.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

(h)	ISSUER RISK

The issuers of securities acquired by Investment Funds sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investment Funds may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment Fund as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

(i)	RECENT MARKET AND ECONOMIC DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

(12) PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in a substantial economic downturn, which may continue for an extended period of time. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. For example, a global pandemic or other widespread health crisis could cause substantial market volatility and exchange trading suspensions and closures. The coronavirus outbreak and public and private sector responses thereto have led to large portions of the populations of many countries working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, and lack of availability of certain goods. The impact of such responses could adversely affect the information technology and operational systems upon which the Fund and the Fund’s service providers rely, and could otherwise disrupt the ability of the employees of the Fund’s service providers to perform critical tasks relating to the Fund. Any such impact could adversely affect the Funds performance, or the performance of the securities in which the Funds invest and may lead

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2021
(Unaudited)

to losses on your investment in the Funds. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(13) SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2021.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2021
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Cypress Creek Private Strategies Master Fund, L.P., the Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies Institutional Fund, L.P, and the Cypress Creek Private Strategies TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2021

Asset Class(1)	Fair Value	%
Energy	$21,964,821	10.70
Event-Driven	4,121,608	2.01
Food Technology	22,128	0.01
Global Macro and Trading	5,694,534	2.78
Other	3,907,296	1.90
Private Equity	132,606,424	64.64
Professional Services	937,923	0.46
Real Estate	14,477,698	7.06
Relative Value	21,408,384	10.44
Total Investments	$205,140,816	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT’s are available on the SEC’s website at http://www.sec.gov.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2021
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy
(Unaudited)

FACTS	WHAT DOES ENDOWMENT ADVISERS, L.P. (“EA”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social security number

■ Income

■ Assets

■ Account balances

■ Wire transfer instructions

■ Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EA chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does EA Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call EA at (512) 660-5146

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?

This notice pertains to EA, the registered and private funds it manages (as follows), and such funds’ general partner, Endowment Fund GP, L.P.

■ The Endowment PMF Master Fund, L.P.

■ The PMF Fund, L.P.

■ PMF TEI Fund, L.P.

■ PMF International Fund, Ltd.

■ PMF Offshore TEI Fund, Ltd.

■ Cypress Creek Private Strategies Master Fund, L.P.

■ Cypress Creek Private Strategies Registered Fund, L.P.

■ Cypress Creek Private Strategies TEI Fund, L.P.

■ Cypress Creek Private Strategies Institutional Fund, L.P.

■ Cypress Creek Private Strategies Domestic Fund, L.P.

■ Cypress Creek Private Strategies Domestic QP Fund, L.P.

■ Cypress Creek Private Strategies International Fund, Ltd.

■ Cypress Creek Private Strategies Offshore TEI Fund, Ltd.

What we do
How does EA protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does EA collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Enter into an investment advisory contract

■ Seek financial advice

■ Make deposits or withdrawals from your account

■ Provide account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes—information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ EA does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ EA does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ EA does not jointly market.
Other important information
n/a

Investment Adviser
Endowment Advisers, L.P. d/b/a Cypress Creek Partners

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
UMB Bank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 1. Reports to Stockholders Continued.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cypress Creek Private Strategies Registered Fund, L.P.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	9/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	9/3/2021

By (Signature and Title)	/s/ Benjamin Murray
Benjamin Murray
Principal Financial Officer

Date:	9/3/2021